Share capital and reserves - Issuances (Additional information) (Details)						12 Months Ended
	Oct. 07, 2022 USD ($) shares	Oct. 07, 2022 CAD ($) shares	Nov. 08, 2021 USD ($) $ / shares shares	Oct. 15, 2021 $ / shares	Feb. 09, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)
Disclosure of classes of share capital [line items]
Price per unit | $ / shares			$ 37.17
Aggregate gross proceeds | $			$ 1,466,150
Number of warrants issued | shares			371,322
Issuance costs recorded as a reduction of equity | $						$ 59,092
Warrant
Disclosure of classes of share capital [line items]
Exercise price of warrants | $ / shares				$ 42.93
Warrants expiration term				5 years
Private placement
Disclosure of classes of share capital [line items]
Number of units issued | shares					231,743
Price per unit | $ / shares					$ 26.415
Aggregate gross proceeds | $	$ 4,999,640				$ 4,785,935
Number of shares per unit | shares					1
Number of warrant per unit | shares					1
Number of shares per warrant | shares					1
Exercise price of warrants | $ / shares					$ 42.30
Warrants expiration term					5 years
Statutory hold period					4 months
Threshold price of the common shares for accelerated warrants | $ / shares					$ 126.81
Minimum consecutive trading days to determine price of share					10 days
Proceeds allocated to derivative warrant liability		$ 3,714,757				4,212,000
Proceeds allocated to common shares		359,868				$ 573,935
Cash commissions | $					$ 135,158
Additional issuance costs | $					6,229
Issuance costs recorded as a reduction of equity		317,301			32,394
Transaction costs on derivative warrant liability and pre-funded warrants		$ 917,357			$ 227,132
Private placement | Finders' warrants
Disclosure of classes of share capital [line items]
Exercise price of warrants | $ / shares					$ 42.30
Number of warrants issued | shares	27,777	27,777			6,476
Fair value of warrants | $	$ 185,738				$ 150,000